Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Restricted cash	$ 71,833	$ 117,300
Goodwill	29,726	29,726
Deferred income tax assets	84,787	75,062
Intangible assets	5,178	7,093
Other assets	110,780	96,852
Derivative financial instruments	7,380	10,358
Total non-current assets	12,976,471	12,184,139
Current assets
Cash	170,739	204,303
Restricted cash	49,618	0
Amounts receivable	27,962	24,984
Prepaid expenses and deposits	23,635	37,520
Total current assets	271,954	266,807
Total assets	13,248,425	12,450,946
Non-current liabilities
Long-term debt	5,468,884	4,971,049
Due to Affiliate	262,422	256,824
Derivative financial instruments	53,788	51,158
Deferred income tax liabilities	629,090	591,713
Limited partners' interests in single-family rental business	2,300,294	1,696,872
Long-term incentive plan	28,149	25,244
Performance fees liability	42,370	39,893
Other liabilities	33,498	30,035
Total non-current liabilities	8,818,495	7,662,788
Current liabilities
Amounts payable and accrued liabilities	150,221	138,273
Resident security deposits	85,196	79,864
Dividends payable	15,856	15,861
Current portion of long-term debt	309,116	757,135
Total current liabilities	560,389	991,133
Total liabilities	9,378,884	8,653,921
Equity
Share capital	2,122,830	2,124,618
Contributed surplus	26,832	21,354
Cumulative translation adjustment	26,805	6,209
Retained earnings	1,687,297	1,638,068
Total shareholders' equity	3,863,764	3,790,249
Non-controlling interest	5,777	6,776
Total equity	3,869,541	3,797,025
Total liabilities and equity	13,248,425	12,450,946
Rental properties
Non-current assets
Investment property	12,190,792	11,445,659
Equity-accounted investments in multi-family rental properties
Non-current assets
Equity-accounted investments	51,925	20,769
Equity-accounted investments in Canadian residential developments
Non-current assets
Equity-accounted investments	99,336	106,538
Canadian development properties
Non-current assets
Investment property	169,763	136,413
Investments in U.S. residential developments
Non-current assets
Equity-accounted investments	$ 154,971	$ 138,369